Securities (FY) (Details Textual)	Dec. 31, 2017 USD ($) investment	Dec. 31, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities pledged as collateral | $	$ 97,160,059	$ 86,351,097
U.S. Government-sponsored enterprises (GSEs) [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss positions (Number of investments)	6
Muncipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss positions (Number of investments)	13
Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss positions (Number of investments)	1
Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss positions (Number of investments)	60